Trade receivables - Summary of Trade Receivables Expected Credit Loss Allowance (Detail) - Trade receivables [member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Trade Receivables Expected Credit Loss Allowance [Line Items]
Balance at beginning of year	SFr (204)
Acquired through business combination		(126)
Impairment losses recognized	(23)	(78)
Balance at end of year	SFr (227)	SFr (204)